Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2020
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES ADVISER SERIES
CIK	dei_EntityCentralIndexKey	0001707560
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Apr. 21, 2021
Effective Date	dei_DocumentEffectiveDate	Apr. 22, 2021
Prospectus Date	rr_ProspectusDate	Jul. 31, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Federated Hermes International Growth Fund | IS
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIGDX